Income Taxes Income Taxes - Schedule of Company's Current and Deferred Federal Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision from the reduction of net deferred tax assets from enactment of Tax Cuts and Jobs Act	$ 4.5
Current (benefit) expense	(3.3)	$ 271.4	$ 29.8
Deferred expense (benefit)	49.5	(65.2)	11.2
Total income tax expense	$ 46.2	$ 206.2	$ 41.0